(ICON)

Prudential
California
Municipal
Fund

California Income
Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential California Municipal Fund
California Income Series

Performance At A Glance.

Municipal bond prices rose nicely over the past six months as inflation in the U.S. remained exceptionally mild and demand grew in the aftermath of the Asian economic crisis. Your Prudential California Municipal
Fund -- California
Income Series' beat the average comparable fund tracked by
Lipper Analytical Services by emphasizing bonds that provided solid yields along with noncallable bonds that appreciated sharply as interest rates fell.

Cumulative Total Returns1
As of 2/28/98
                      Six          One
Five            Since
                     Months        Year
Years         Inception2
Class A               6.01%   10.82%  (10.72)
44.48% (42.51)   86.20% (81.81)
Class B               5.89    10.49   (10.39)
N/A              32.18  (30.99)
Class C               5.76    10.21   (10.11)
N/A              31.34  (30.51)
Class Z               6.06    10.93   (10.83)
N/A              15.46  (15.35)
Lipper CA Inc.
Muni Avg.3            5.06     9.37
34.62                 ***

Average Annual Total Returns1
As of 3/31/98
               One             Five
Since
               Year            Years
Inception2
Class A    8.74%  (8.64)    7.24% (6.96)
8.41% (8.07)
Class B    6.66   (6.56)    N/A
6.48  (6.25)
Class C    10.38 (10.28)    N/A
7.70  (7.51)
Class Z    12.21 (12.11)    N/A
9.88  (9.82)

Distributions & Yields1
As of 2/28/98

Taxable Equivalent Yield4
            Total Distributions    30-Day
At Tax Rates Of
             Paid for Six Mos.    SEC Yield
36%           39.6%
Class A          $0.33           4.25% (4.20)
7.32% (7.24)   7.76% (7.67)
Class B          $0.30           3.98  (3.93)
6.86  (6.77)   7.27  (7.17)
Class C          $0.29           3.72  (3.67)
6.41  (6.32)   6.79  (6.70)
Class Z          $0.34           4.48  (4.43)
7.72  (7.63)   8.18  (8.09)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper
Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a six-year declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for Class B shares.
Class C
shares have a 1% CDSC for one year. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ). Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class Z shares do not carry a sales charge or a distribution fee.

2 Inception dates: 12/3/90 Class A; 12/7/93
Class B; 8/1/94 Class C;
9/18/96 Class Z.

3 The Lipper California Municipal Bond fund average are for all funds in each share class for the six-month, one-
, five-, and
10-year categories.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class
A shares is 72.11%; for Class B is 28.34%; for Class C is 30.10% and for Class Z is 12.91% for all funds in each share class.

How Investments Compared.
(As of 2/28/98)
(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors
have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

Christian Smith, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Series looks to invest primarily in long-term municipal bonds that offer the maximum amount of income that is exempt from
California state and federal income taxes, while seeking to preserve capital. Certain shareholders, however, may be subject to the federal alternative minimum tax. There can be no assurance that the Series will achieve its investment objective.

Is Inflation Conquered?

Inflation inched up a mere 1.7% in 1997 and will likely remain tame this year as U.S. companies face increased competition from cheaper Asian imports. This is good news for bondholders because inflation hurts the value of their bonds' fixed interest and principal payments.

Strategy Session.
Asian Contagion
Lifts Munis.

Last fall, many investors worried that continued strong
U.S. economic growth might ignite higher inflation. By the end of October, however, concern shifted to economic upheaval in Asia that resulted from imprudent lending practices of local banks and finance companies.

The Asian crisis prompted investors to sell
Asian stocks and
emerging market bonds and buy U.S. Treasury securities. The ensuing rally in Treasuries spilled over into the municipal securities market, driving tax-exempt bond prices higher and yields lower. Investors also believed Asian problems would help keep a lid on inflation in the U.S., so they worried less that rising inflation might erode bond returns.
By mid
January, the Bond Buyer Revenue Bond Index, a widely watched gauge of tax-exempt yields, reached a record low of 5.25%. This occurred during the same week that the 30-year
Treasury bond yield sank to 5.66%, its lowest point since 1977.

Cash poured into Treasuries as investors were worried by the failure of Hong Kong's largest investment bank.
Thus developments
in the Far East indirectly aided municipal bonds by strengthening
Treasuries.

Back at home, Californians benefited from falling unemploy-ment and solid job growth that pushed up personal income and consumer spending. Local housing markets also strengthened as home prices and sales rose. This economic recovery, coupled with financial stability, were key factors that prompted Fitch
Investors Service to upgrade California general obligation bonds to double AA - minus from single A+.

Portfolio Composition.
Expressed as a percentage of
total investments as of 2/28/98.
(GRAPH)

What Went Well.
Don't Call Us.

As the bond rally accelerated, we positioned your Fund to take better advantage of price gains by increasing noncallable bonds to 43% of total investments as of
February 28 from 40% at the start of the reporting period.
Emphasizing noncallable bonds was a sound strategy because they appreciate more rapidly than callable bonds as interest rates decline because they cannot be retired early.

Many of our noncallable bonds are also zero coupon bonds, which tend to rise quickly during a rally since they typically trade at a deep discount to maturity value. For example, we bought noncallable, zero coupon bonds of Alisal California Unified
School District in the autumn. The bonds' prices surged during the reporting period. Because interest and principal payments are insured, Moody's
Investors
Service and Standard & Poor's assigned the bonds a triple-A rating.

Owning noncallable, zero coupon bonds that performed well during the rally helped offset the slower price appreciation on high-coupon bonds that can be retired prior to maturity.

And Not So Well.
A Bumpy Finish.

The final month of the reporting period proved challenging for the bond market. Some investors sold municipal bonds after a speech by Federal Reserve Chairman Alan
Greenspan dashed hopes
for a federal funds rate cut in the near future.
(Bond prices
typically rise after the key short-term rate is lowered.)
Greenspan suggested that the U.S. central bank will not have to move soon because the effect of the Asian crisis will probably be enough to ward off an outbreak of inflation.
The sell-off that followed his remarks pushed tax exempt bond prices markedly lower, partially erasing
January's
hefty gains.

Credit Breakdown.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

Five Largest Issuers.
6.2%  Southern California
      Public Power Authority
5.4%  Orange County Local
      Transportation Auth.
3.9%  Long Beach Harbor
2.5%  Chula Vista Cmnty.
      Redevelopment Agency
2.3%  Victor Valley Union
      High School District

Expressed as a percentage of net assetsas of 2/28/98.

Looking Ahead.
U.S. economic growth is bound to slow this year because we expect struggling Asian countries will purchase fewer exports from the U.S. and flood our market with cheaper imports. We, too, believe this dampening of economic momentum will prove sufficient to quell any incipient inflationary pressures. Furthermore, bond prices will likely rise (and yields fall) as evidence of a less robust economic expansion emerges. Our bond market outlook therefore remains decidedly positive.

President's Letter
April 3, 1998
(PICTURE)

Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets? Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates &
Exclusions. Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-
free distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--   New Education IRAs. Similar to a
traditional IRA, but
specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

--   Expanded IRAs. Rules governing traditional
IRAs have
been extensively revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you! That's why I recommend you call your Prudential
Financial Professional
and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                           CALIFORNIA
INCOME SERIES
------------------------------------------------
--------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description (a)
Rating      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
LONG-TERM INVESTMENTS--97.9%
------------------------------------------------
------------------------------------------------
------------------------------
Alisal Unified Sch. Dist.,
   Cap. Apprec., Ser. C., F.G.I.C.
Aaa          Zero         8/01/13    $ 1,090
$    506,490
   Cap. Apprec., Ser. C., F.G.I.C.
Aaa          Zero         8/01/15      1,075
444,663
   Cap. Apprec., Ser. C., F.G.I.C.
Aaa         Zero          8/01/19      1,615
529,785
   Cap. Apprec., Ser. C., F.G.I.C.
Aaa         Zero          8/01/22      1,175
328,271
Arcadia Unified Sch. Dist.,
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa         Zero          9/01/09      1,200
704,556
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa         Zero          9/01/11      1,875
977,438
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa         Zero          9/01/12      2,045
1,001,600
Assoc. of Bay Area Govt's. Fin. Auth., Cert. of
Part.,
   Channing House, Ser. A
A(c)          7.125%      1/01/21      1,500
1,622,790
Brea Pub. Fin. Auth. Rev., Tax Alloc. Redev.
Proj., Ser. C          NR            8.10
3/01/21      3,000        3,241,230
Buena Park Cmnty. Redev. Agcy., Cent. Bus. Dist.
Proj.              NR            7.80
9/01/14      3,325        3,650,917
California Hsg. Fin. Agcy., Single Fam. Mort.,
Ser. A.,
   A.M.T., M.B.I.A.
Aaa           6.00        8/01/20      4,000
4,206,080
California St. Dept. Wtr. Res. Rev., Central
Valley Proj.,
   Ser. J
AA            7.00       12/01/12      1,000
1,241,550
California St. Edl. Facs. Auth. Rev., Chapman
College               Baa1          7.50
1/01/18        600 (e)      667,122
California St. Gen. Oblig., A.M.B.A.C.
Aaa           6.50        9/01/10      1,250
1,481,900
California St. Hlth. Facs. Fin. Auth. Rev.,
Valleycare Hosp.
   Corp.
A+(c)         5.50        5/01/20      1,500
1,541,505
California Statewide Cmnty. Cap. Apprec., Facs.
No. 97-1            NR>         Zero
9/01/22      4,440          954,689
California Statewide Cmnty. Dev. Rev., Cert. of
Part.,
   Villaview Cmnty. Hosp.
A+(c)         7.00        9/01/09        905
994,133
Carson City Ltd. Oblig. Impvt. Rev., Assmt.
Dist.                   NR            7.375
9/02/22      2,380        2,609,099
Chula Vista Cmnty. Redev. Agcy.,
   Ref. Tax Alloc. Sr. Bayfront, Ser. A
BBB+(c)       7.625       9/01/24      2,500
2,918,925
   Ref. Tax Alloc. Sub. Bayfront, Ser. C
NR            8.25        5/01/24      2,500
2,899,525
Contra Costa Cnty., Spec. Tax Cmnty. Facs. Dist.
No. 91-1           NR            8.125
8/01/16      1,520        1,629,607
Corona Cert. of Part., Vista Hosp. Sys. Inc.,
Ser. C                NR            8.375
7/01/11      2,000        2,245,360
Davis Pub. Facs. Fin. Auth., Mace Ranch, Ser. A.
NR            6.60        9/01/25      2,000
2,111,140
Delano Cert. of Part., Regl. Med. Ctr., Ser. 92A
NR            9.25        1/01/22      2,890
3,385,057
Desert Hosp. Dist., Cert. of Part.
AAA(c)        8.10        7/01/20      2,000 (e)
2,228,580
East Palo Alto San. Dist., Cert. of Part.
NR            8.25       10/01/15        500
540,210
El Dorado Cnty., Spec. Tax, Cmnty. Facs. Dist.
No. 92-1             NR            8.25
9/01/24      1,975        2,277,807
Fairfield Pub. Fin. Auth. Rev., Fairfield Redev.
Proj., Ser. A      NR            7.90
8/01/21      2,500 (e)    2,851,225
Folsom Spec. Tax Dist. No. 2
NR            7.70       12/01/19      3,130 (e)
3,394,642
Fontana Pub. Fin. Auth., N. Fontana Tax Alloc.
Rev.                 NR            7.65
12/01/09      1,575 (e)    1,799,705

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                           CALIFORNIA
INCOME SERIES
------------------------------------------------
--------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description (a)
Rating      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Fontana Spec. Tax. Cmnty. Facs. Dist. No. 2,
Ser. B                 NR            8.50%
9/01/17   $  3,595     $  3,723,701
Foothill/Eastern Trans. Corr. Agcy., Toll Rd.,
Ser. A               Baa          Zero
1/01/20     10,000        3,069,800
Gateway Impv. Auth. Rev., Marin City Cmnty.
Facs. Dist.-A           NR           7.75
9/01/25      2,100        2,377,935
Kings Cnty. Wst. Mgmt. Auth., Solid Wst. Rev.,
A.M.T.               BBB+(c)      7.20
10/01/14      1,275        1,434,681
La Quinta Redev. Agcy.,
   Tax Alloc., M.B.I.A.
Aaa          7.30         9/01/10      1,000
1,256,860
   Tax Alloc., M.B.I.A.
Aaa          7.30         9/01/11      1,000
1,265,960
Long Beach Hbr. Rev.,
   Ref. Ser. A., A.M.T., F.G.I.C.
Aaa          6.00         5/15/17      5,000
5,579,400
   Ref. Ser. A., A.M.T., F.G.I.C.
Aaa          6.00         5/15/19      3,000
3,334,800
Long Beach Redev. Agcy. Hsg.,
   Multifamily Hsg. Rev., Pacific Court Apts.
NR           6.80         9/01/13      1,000(d)
550,000
   Multifamily Hsg. Rev., Pacific Court Apts.
NR           6.95         9/01/23      1,500(d)
825,000
Los Angeles Cmnty. Facs. Dist., No. 5, Spec. Tax
NR           7.25         9/01/19      1,500
1,654,425
Los Angeles Dept. of Wtr. & Pwr., Waterworks
Rev.                   Aa           4.50
5/15/23      1,900        1,699,474
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt.
Proj.                BBB-(c)      6.50
6/01/21      1,500        1,619,190
Met. Wtr. Dist. of Southern California,
Waterworks Rev.,
   Linked S.A.V.R.S. & R.I.B.S.
AA           5.75         8/10/18      1,000
1,095,280
Mojave Desert & Mtn. Solid Waste Joint Pwrs.
Auth. Proj. Rev.
   A.M.T.
Baa1         7.875        6/01/20      1,175
1,356,878
Ontario California Impvt. Bond Act of 1915,
Assmt. Dist. 100C
   - Com. CTR. III
NR           8.00         9/02/11      1,380
1,440,292
Orange Cnty. Cmnty. Facs. Dist., Spec. Tax Rev.,
   No. 87-4, Foothill Ranch, Ser. A
NR           7.375        8/15/18      3,500(e)
4,037,390
   No. 87-5B, Rancho Santa Margarita
NR           7.50         8/15/17      1,750(e)
2,020,550
   No. 88-1, Aliso Viejo, Ser. A
AAA(c)       7.15         8/15/06        805(e)
921,258
Orange Cnty. Loc. Trans. Auth.,
   Sales Tax Rev., Linked S.A.V.R.S. & R.I.B.S.,
A.M.B.A.C.         Aaa          6.20
2/14/11     10,000       11,441,000
   Spec. Tax Rev., Linked S.A.V.R.S. & R.I.B.S.
Aa3          6.20         2/14/11        750
953,437
Perris Sch. Dist., Cert. of Part., Cap. Proj.
NR           7.75         3/01/21      1,500(e)
1,684,110
Placentia Pub. Fin. Auth., Tax Rev., Ser. B
NR           6.60         9/01/15      1,500
1,564,440
Puerto Rico Commonwealth, Hwy. & Trans. Auth.
Rev., Ser. Q          AAA(c)       7.75
7/01/10      2,100(e)     2,321,172
Puerto Rico Commonwealth, Pub. Bldgs. Auth.,
Gtd. Pub. Ed. &
   Hlth. Facs., Ser. J
Baa1         Zero         7/01/06      1,605
1,128,138
Redding Elec. Sys. Rev., Cert. of Part., Linked
S.A.V.R.S. &
   R.I.B.S., M.B.I.A.
Aaa           6.368       7/01/22      3,750
4,312,575

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                           CALIFORNIA
INCOME SERIES
------------------------------------------------
--------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description (a)
Rating      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Richmond Redev. Agcy. Tax Alloc.,
   Cap. Apprec. Ref. Harbor, Ser. B., M.B.I.A.
Aaa          Zero         7/01/20    $ 1,150
$    359,674
   Cap. Apprec. Ref. Harbor, Ser. B., M.B.I.A.
Aaa          Zero         7/01/21      1,150
337,582
   Multi-family Bridge Affordable Hsg.
NR            7.50%       9/01/23      2,500
2,517,100
   Ref. Harbour Redev. Proj., Ser. A., M.B.I.A.
Aaa           4.75        7/01/23      1,000
942,320
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist.
No. 96-1            NR            7.50
9/02/22      2,000        2,074,040
Riverside Cnty. Cert. of Part., Air Force
Village West              NR            8.125
6/15/20      3,000        3,291,780
Riverside Cnty. Impvt. Bond Act 1915, Assmt.
Dist. 159, Ser. A      NR            7.625
9/02/14      2,500        2,596,350
Rocklin Stanford Ranch Cmnty. No.3, Facs. Dist.,
Spec. Tax          NR            8.10
11/01/15      1,000 (e)    1,124,580
Rocklin Unified Sch. Dist., Gen. Oblig.,
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa         Zero          8/01/12      1,110
545,887
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa         Zero          8/01/13      1,165
541,340
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa         Zero          8/01/14      1,220
535,129
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa         Zero          8/01/15      1,285
531,527
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa         Zero          8/01/16      1,400
548,506
Sacramento City. Fin. Auth.,
   Cap. Apprec., Tax Alloc. Comb. Proj., Ser. B,
M.B.I.A.           Aaa         Zero
11/01/16      5,700        2,205,045
   Cap. Apprec., Tax Alloc. Comb. Proj., Ser. B,
M.B.I.A.           Aaa         Zero
11/01/17      5,695        2,077,878
Sacramento Cnty. Spec. Tax Rev.,
   Dist. No. 1, Laguna Creek Ranch
NR            5.70       12/01/20      2,000
1,982,440
   Dist. No. 1, Laguna Creek Ranch
NR            8.25       12/01/20      1,000
1,130,420
Sacramento Impvt. Bond Act of 1915, Willowcreek
II Assmt.
   Dist. No. 96-1
NR            6.70        9/02/22      2,500
2,577,975
Sacramento Spec. Purpose Fac., Y.M.C.A. of
Sacramento               NR            7.25
12/01/18      2,155        2,336,322
San Bernardino Cnty.,
   Cert. of Part, Med. Ctr. Fin. Proj., M.B.I.A.
Aaa           5.50        8/01/22      4,540
4,831,332
   Fin. Auth. Ref. Impt., Granada Hills
BBB-(c)       6.90        5/01/27      2,285
2,531,049
San Diego Spec. Tax, Cmnty. Facs. Dist. No. 1,
Ser. B               NR            7.10
9/01/20      2,000        2,192,780
San Francisco City & Cnty.,
   Redev. Agcy., Lease Rev.
A           Zero          7/01/06      1,500
1,025,475
   Redev. Agcy., Lease Rev.
A1          Zero          7/01/07      2,250
1,462,973
San Joaquin Hills Trans. Corridor Agcy.,
   Toll Road Rev.
NR          Zero          1/01/11      2,000 (e)
1,086,160
   Toll Road Rev.
Aaa         Zero          1/01/22     15,000 (e)
4,476,750
San Jose Redev. Proj., M.B.I.A.
Aaa           6.00        8/01/15      3,000
3,398,820
San Jose Unif. Sch. Dist., Santa Clara
   Gen. Oblig., Ser. A., F.G.I.C.
Aaa         Zero          8/01/16      2,630
1,030,408
   Gen. Oblig., Ser. A., F.G.I.C.
Aaa         Zero          8/01/18      2,765
961,169
   Gen. Oblig., Ser. A., F.G.I.C.
Aaa         Zero          8/01/19      2,835
929,993

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                           CALIFORNIA
INCOME SERIES
------------------------------------------------
--------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description (a)
Rating      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
San Luis Obispo, Certs. of Part., Vista Hosp.
Sys.                  NR           8.375%
7/01/29    $ 1,000     $  1,100,610
Santa Margarita, Dana Point Auth.,
   Impvt. Dists. Ser. A, M.B.I.A.
Aaa          7.25         8/01/09        905
1,127,259
   Impvt. Dists. Ser. B, M.B.I.A.
Aaa          7.25         8/01/14      1,000
1,273,550
South Orange Cnty., Pub. Fin. Auth.,
   Foothill Area Proj., Ser. C, F.G.I.C.
Aaa          6.50         8/15/10        750
888,757
   Spec. Tax Rev., M.B.I.A.
Aaa          7.00         9/01/10      2,535
3,119,774
South San Francisco Redev. Agcy., Tax Alloc.,
Gateway Redev.
   Proj.
NR           7.60         9/01/18      2,375
2,595,091
South Tahoe Joint Pwrs. Fin. Ser. A, B.A.N.
NR           8.00        10/01/01      2,500
2,555,575
Southern California Pub. Pwr. Auth.,
   Proj. Rev.
A            6.75         7/01/10      6,250
7,432,750
   Proj. Rev.
A            6.75         7/01/13      3,000
3,593,520
   Proj. Rev., M.B.I.A.
Aaa          5.75         7/01/21      3,000
3,135,720
   Proj. Rev., A.M.B.A.C.
Aaa          Zero         7/01/16      8,400(e)
3,299,184
Stockton Cmnty. Facs. Dist. No. 90-2, Brookside
Estates             NR           6.20
8/01/15      1,050        1,094,825
Sulphur Springs Unified Sch. Dist., Ser. A,
M.B.I.A.                Aaa          Zero
9/01/11      3,000        1,563,900
Temecula Valley Unified Sch. Dist., Cmnty.
Facs., Spec. Tax
   Dist. No. 89-1
NR            8.60        9/01/17      2,600
2,796,118
Torrance Redev. Agcy.,
   Tax Alloc. Downtown Redev.
Baa           7.125       9/01/22      2,105
2,284,220
   Tax Alloc. Ind. Redev. Proj.
NR            7.75        9/01/13      2,500
2,623,925
Vacaville Cmnty. Redev. Agcy., Multi-family Hsg.
Rev.               A-(c)         7.375
11/01/14      1,110        1,193,794
Vallecito Ca. Unif. Sch. Dist.,
   Ser. A., F.S.A.
Aaa         Zero          9/01/21      1,235
362,361
   Ser. A., F.S.A.
Aaa         Zero          9/01/22      1,315
365,702
Victor Valley,
   Union H.S. Dist., M.B.I.A
Aaa         Zero          9/01/17      4,500
1,655,955
   Union H.S. Dist., M.B.I.A.
Aaa         Zero          9/01/19      5,450
1,780,079
   Union H.S. Dist., M.B.I.A.
Aaa         Zero          9/01/20      5,850
1,813,851
Virgin Islands Pub. Fin. Auth. Rev., Hwy. Trans.
Trust Fund         BBB(c)        7.70
10/01/04      1,000        1,058,830
Virgin Islands Territory, Hugo Ins. Claims Fund
Proj., Ser. 91      NR            7.75
10/01/06        945        1,053,571
West Contra Costa Unified Sch. Dist., Cert. of
Part.                Baa3          6.875
1/01/09      1,140        1,264,967
West Sacramento Impvt. Bond Act of 1915,
Lighthouse Marina
   Assmt. Dist. 90-1
NR            8.50        9/02/17      2,345
2,450,642
Westminster Redev. Agcy., Tax Allocation Rev.,
Orange County,
   Proj. No. 1, Ser. A
Baa           7.30        8/01/21      3,000 (e)
3,364,381

------------
Total long-term investments (cost $202,891,555)
226,685,062

------------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                           CALIFORNIA
INCOME SERIES
------------------------------------------------
--------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description (a)
Rating      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
SHORT-TERM INVESTMENTS--0.4%
California Poll. Ctrl. Fin. Auth. Rev., Shell
Oil Co. Proj.,
   Ser. 94, A.M.T., F.R.D.D.
VMIG1         3.60%       3/02/98   $  1,000
$  1,000,000

------------
Total Investments--98.3%
(cost $203,891,555; Note 4)
227,685,062
Other assets in excess of liabilities--1.7%
4,003,732

------------
Net Assets--100%
$231,688,794

------------

------------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond
Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance
Company.
    F.R.D.D.--Floating Rate (Daily) Demand Notes
(b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance
Association.
    R.I.B.S.--Residual Interest Bearing
Securities.
    S.A.V.R.S.--Select Auction Variable Rate
Securities.
    Y.M.C.A.--Young Mens Christian Association.
(b) For purposes of amortized cost valuation,
the maturity date of Floating Rate
    Demand Notes is considered to be the later
of the next date on which the
    security can be redeemed at par, or the next
date on which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Issue in default on interest payment.
(e) Prerefunded issues are secured by escrowed
cash and/or direct U.S.
guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     7

                                     PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Statement of Assets and
Liabilities (Unaudited)              CALIFORNIA
INCOME SERIES
------------------------------------------------
--------------------------------

Assets
February 28, 1998
Investments, at value (cost
$203,891,555)...................................
 .............................      $
227,685,062
Cash............................................
 ................................................
 .........               91,951
Interest
receivable......................................
 ................................................
3,440,831
Receivable for Series shares
sold............................................
 ............................
3,390,347
Receivable for investments
sold............................................
 ..............................
149,350
Other
assets..........................................
 ................................................
 ...                3,988

-----------------
   Total
assets..........................................
 ................................................
234,761,529

-----------------
Liabilities
Payable for investments
purchased.......................................
 .................................
2,414,193
Payable for Series shares
reacquired......................................
 ...............................
319,326
Accrued
expenses........................................
 ................................................
 .              110,596
Dividends
payable.........................................
 ...............................................
106,803
Management fee
payable.........................................
 ..........................................
78,749
Distribution fee
payable.........................................
 ........................................
35,753
Deferred trustee's
fees............................................
 ......................................
7,315

-----------------
   Total
liabilities.....................................
 ................................................
3,072,735

-----------------
Net
Assets..........................................
 ................................................
 .....      $   231,688,794

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.............................................
 ....................      $       209,764
   Paid-in capital in excess of
par.............................................
 .........................          210,443,413

-----------------

210,653,177
   Accumulated net realized loss on
investments.....................................
 .....................           (2,757,890  )
   Net unrealized appreciation on
investments.....................................
 .......................           23,793,507

-----------------
Net assets, February 28,
1998............................................
 ................................      $
231,688,794

-----------------

-----------------
Class A:
   Net asset value and redemption price per
share
      ($167,450,288 / 15,160,581 shares of
beneficial interest issued and
outstanding)...................
$11.05
   Maximum sales charge (3% of offering
price)..........................................
 .................                  .34

-----------------
   Maximum offering price to
public..........................................
 ............................
$11.39

-----------------

-----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($56,067,633 / 5,075,917 shares of
beneficial interest issued and
outstanding).....................
$11.05

-----------------

-----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($4,468,192 / 404,519 shares of beneficial
interest issued and
outstanding)........................
$11.05

-----------------

-----------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($3,702,681 / 335,367 shares of beneficial
interest issued and
outstanding)........................
$11.04

-----------------

-----------------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA INCOME SERIES
Statement of Operations (Unaudited)
------------------------------------------------
------------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest and discount earned..............
$ 6,718,836

-----------------
Expenses
   Management fee............................
542,582
   Distribution fee--Class A.................
80,136
   Distribution fee--Class B.................
125,492
   Distribution fee--Class C.................
14,440
   Custodian's fees and expenses.............
47,000
   Transfer agent's fees and expenses........
30,000
   Reports to shareholders...................
28,000
   Registration fees.........................
22,000
   Legal fees and expenses...................
10,000
   Audit fees................................
6,500
   Trustees' fees and expenses...............
4,000
   Miscellaneous.............................
7,785

-----------------
      Total expenses.........................
917,935
   Less: Management fee waiver (Note 2)......
(54,258)
      Custodian fee credit...................
(971)

-----------------
      Net expenses...........................
862,706

-----------------
Net investment income........................
5,856,130

-----------------
Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...................
402,880
   Financial futures transactions............
(203,260)

-----------------

199,620

-----------------
Net change in unrealized appreciation on:
   Investments...............................
6,410,007
   Financial futures contracts...............
37,500

-----------------

6,447,507

-----------------
Net gain on investments......................
6,647,127

-----------------
Net Increase in Net Assets
Resulting from Operations....................
$12,503,257

-----------------

-----------------

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA INCOME SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------
------------

                                    Six Months
                                      Ended
Year Ended
Increase (Decrease)                February 28,
August 31,
in Net Assets                          1998
1997
Operations
   Net investment income........   $  5,856,130
$ 11,028,514
   Net realized gain on
      investment
      transactions..............        199,620
1,204,690
   Net change in unrealized
      appreciation of
      investments...............      6,447,507
6,078,772
                                   ------------
------------
   Net increase in net assets
      resulting from
      operations................     12,503,257
18,311,976
                                   ------------
------------
Dividends and distribution (Note
   1):
   Dividends from net investment
      income
      Class A...................     (4,405,791)
(8,663,215)
      Class B...................     (1,280,547)
(2,155,430)
      Class C...................        (93,309)
(157,025)
      Class Z...................        (76,483)
(52,844)
                                   ------------
------------
                                     (5,856,130)
(11,028,514)
                                   ------------
------------
   Distributions in excess of
      net investment income
      Class A...................        (77,784)
(14,563)
      Class B...................        (24,826)
(3,730)
      Class C...................         (1,879)
(308)
      Class Z...................         (1,255)
(19)
                                   ------------
------------
                                       (105,744)
(18,620)
                                   ------------
------------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................     26,716,554
39,533,610
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions.........      3,017,730
5,324,369
   Cost of shares reacquired....    (14,280,653)
(34,917,494)
                                   ------------
------------
   Net increase in net assets
      from Series share
      transactions..............     15,453,631
9,940,485
                                   ------------
------------
Total increase..................     21,995,014
17,205,327
Net Assets
Beginning of period.............    209,693,780
192,488,453
                                   ------------
------------
End of period...................   $231,688,794
$209,693,780
                                   ------------
------------
                                   ------------
------------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     9

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements
(Unaudited)
CALIFORNIA INCOME SERIES
------------------------------------------------
--------------------------------
Prudential California Municipal Fund (the
'Fund') is registered under the
Investment Company Act of 1940, as an open-end
investment company. The Fund was
organized as a Massachusetts business trust on
May 18, 1984 and consists of
three series. The monies of each series are
invested in separate, independently
managed portfolios. The California Income Series
(the 'Series') commenced
investment operations on December 3, 1990. The
Series is diversified and seeks
to achieve its investment objective of obtaining
the maximum amount of income
exempt from federal and California state income
taxes with the minimum of risk.
The Series will invest primarily in investment
grade municipal obligations but
may also invest a portion of its assets in lower-
quality municipal obligations
or in nonrated securities which are of
comparable quality. The ability of the
issuers of the securities held by the Series to
meet their obligations may be
affected by economic developments in a specific
state, industry or region.
------------------------------------------------
------------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund and the Series in preparation of its
financial statements.
Security Valuations: The Series values municipal
securities (including
commitments to purchase such securities on a
'when-issued' basis) on the basis
of prices provided by a pricing service which
uses information with respect to
transactions in bonds, quotations from bond
dealers, market transactions in
comparable securities and various relationships
between securities in
determining values. If market quotations are not
readily available from such
pricing service, a security is valued at its
fair value as determined under
procedures established by the Trustees. Short-
term securities which mature in
more than 60 days are valued at current market
quotations. Short-term securities
which mature in 60 days or less are valued at
amortized cost. All securities are
valued as of 4:15 p.m., New York time.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of securities at a set price
for delivery on a future date. Upon entering
into a financial futures contract,
the Series is required to pledge to the broker
an amount of cash and/or other
assets equal to a certain percentage of the
contract amount. This amount is
known as the 'initial margin.' Subsequent
payments, known as 'variation margin,'
are made or received by the Series each day,
depending on the daily fluctuations
in the value of the underlying security. Such
variation margin is recorded for
financial statement purposes on a daily basis as
unrealized gain or loss. When
the contract expires or is closed, the gain or
loss is realized and is presented
in the statement of operations as net realized
gain (loss) on financial futures
transactions.
The Series invests in financial futures
contracts in order to hedge its existing
portfolio securities or securities the Series
intends to purchase, against
fluctuations in value caused by changes in
prevailing interest rates. Should
interest rates move unexpectedly, the Series may
not achieve the anticipated
benefits of the financial futures contracts and
may realize a loss. The use of
futures transactions involves the risk of
imperfect correlation in movements in
the price of futures contracts, interest rates
and the underlying hedged assets.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of securities are
calculated on the identified cost basis.
Interest income is recorded on the
accrual basis. The Series amortizes premiums and
original issue discount paid on
purchases of portfolio securities as adjustments
to interest income. Expenses
are recorded on the accrual basis which may
require the use of certain estimates
by management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each
class of shares based upon the
relative proportion of net assets of each class
at the beginning of the day.
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series to
continue to meet the requirements of the
Internal Revenue Code applicable to
regulated investment companies and to distribute
all of its net income to
shareholders. For this reason, no federal income
tax provision is required.
Dividends and Distributions: The Series declares
daily dividends from net
investment income. Payment of dividends is made
monthly. Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ
from generally accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement
with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
Statement of Position 93-2:
Determination, Disclosure, and Financial
Statement Presentation of
------------------------------------------------
--------------------------------
                                    PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements
(Unaudited)                         CALIFORNIA
INCOME SERIES
------------------------------------------------
--------------------------------
Income, Capital Gain, and Return of Capital
Distributions by Investment
Companies. The effect of applying this statement
was to increase undistributed
net investment income and increase accumulated
net realized loss by $105,744 due
to the sale of securities purchased with market
discount. Net investment income,
net realized gains and net assets were not
affected by this change.
------------------------------------------------
------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM
has responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, the compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily
and payable monthly, at an annual
rate of .50 of 1% of the average daily net
assets of the Series. PIFM has agreed
to waive a portion (.05 of 1% of the Series'
average daily net assets) of its
management fee, which amounted to $54,258 ($.003
per share) for the six months
ended February 28, 1998. The Series is not
required to reimburse PIFM for such
waiver.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI') which acts as the distributor of the
Class A, Class B, Class C and Class
Z shares of the Fund. The Fund compensates PSI
for distributing and servicing
the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution (the 'Class A, B and C Plans'),
regardless of expenses actually
incurred by PSI. The distribution fees are
accrued daily and payable monthly. No
distribution or service fees are paid to PSI as
distributor of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI for
distribution-related activities at an annual
rate of up to .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the
Class A, B and C shares,
respectively. Such expenses under the Plans were
 .10 of 1%, .50 of 1% and .75 of
1% of the average daily net assets of the Class
A, B and C shares, respectively,
for the six months ended February 28, 1998.
PSI has advised the Series that it has received
approximately $187,000 in
front-end sales charges resulting from sales of
Class A shares during the six
months ended February 28, 1998. From these fees,
PSI paid such sales charges to
affiliated broker-dealers which in turn paid
commissions to sales persons and
incurred other distribution costs.
PSI has advised the Series that for the six
months ended February 28, 1998, it
received approximately $68,000 and $2,000 in
contingent deferred sales charges
imposed upon certain redemptions by Class B and
Class C shareholders,
respectively.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Series, along with other affiliated
registered investment companies (the
'Funds'), has a credit agreement (the
'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative source of funding for
capital share redemptions. The
Series has not borrowed any amounts pursuant to
the Agreement during the six
months ended February 28, 1998. The Funds pay a
commitment fee at an annual rate
of .055 of 1% on the unused portion of the
credit facility. The commitment fee
is accrued and paid quarterly on a pro rata
basis by the Funds. The Agreement
expired on December 30, 1997 and has been
extended through December 29, 1998
under the same terms.
------------------------------------------------
------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended February 28,
1998, the Series incurred fees of approximately
$22,700 for the services of
PMFS. As of February 28, 1998 approximately
$3,900 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations include
certain out-of-pocket expenses paid to
nonaffiliates.
------------------------------------------------
------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of
the Series, excluding short-term
investments, for the six months ended February
28, 1998 were $19,324,306 and
$9,137,850, respectively.
The federal income tax cost basis of the Fund's
investments at February 28, 1998
was $203,941,556 and, accordingly, net
unrealized appreciation on investments
for federal income tax purposes was $23,743,506
(gross unrealized
appreciation--$24,946,562; gross unrealized
depreciation--$1,203,056).
------------------------------------------------
--------------------------------
                                    PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements
(Unaudited)                         CALIFORNIA
INCOME SERIES
------------------------------------------------
--------------------------------
For federal income tax purposes, the Series had
a capital loss carryforward at
August 31, 1997 of approximately $2,880,100 of
which $1,904,400 expires in 2003
and $975,700 expires in 2004. Accordingly, no
capital gains distributions are
expected to be paid to shareholders until net
gains have been realized in excess
of such amount.
------------------------------------------------
------------
Note 5. Capital
The Series offers Class A, Class B, Class C and
Class Z shares. Class A shares
are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1998 and fiscal year ended August 31, 1997 were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------
------------
Six months ended February 28, 1998:
Shares sold........................    1,166,700
$ 12,804,113
Shares issued in reinvestment of
  dividends and distributions......      210,159
2,298,952
Shares reacquired..................
(909,025)     (9,938,700)
                                      ----------
------------
Net increase in shares outstanding
  before conversion................      467,834
5,164,365
Shares issued upon conversion from
  Class B..........................       68,865
744,385
                                      ----------
------------
Net increase in shares
  outstanding......................      536,699
$  5,908,750
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold........................    1,937,503
$ 20,445,041
Shares issued in reinvestment of
  dividends........................      399,645
4,210,389
Shares reacquired..................
(2,590,226)    (27,275,477)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................
(253,078)     (2,620,047)
Shares issued upon conversion from
  Class B..........................       42,570
446,739
                                      ----------
------------
Net decrease in shares
  outstanding......................
(210,508)   $ (2,173,308)
                                      ----------
------------
                                      ----------
------------
Class B                                 Shares
Amount
-----------------------------------   ----------
------------
Six months ended February 28, 1998:
Shares sold........................      983,417
$ 10,772,631
Shares issued in reinvestment of
  dividends and distributions......       52,531
574,760
Shares reacquired..................
(318,309)     (3,463,667)
                                      ----------
------------
Net increase in shares outstanding
  before conversion................      717,639
7,883,724
Shares reacquired upon conversion
  into Class A.....................
(68,865)       (744,385)
                                      ----------
------------
Net increase in shares
  outstanding......................      648,774
$  7,139,339
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold........................    1,426,212
$ 15,041,198
Shares issued in reinvestment of
  dividends........................       91,835
967,638
Shares reacquired..................
(531,588)     (5,601,556)
                                      ----------
------------
Net increase in shares outstanding
  before conversion................      986,459
10,407,280
Shares reacquired upon conversion
  into Class A.....................
(42,570)       (446,739)
                                      ----------
------------
Net increase in shares
  outstanding......................      943,889
$  9,960,541
                                      ----------
------------
                                      ----------
------------
Class C
-----------------------------------
Six months ended February 28, 1998:
Shares sold........................      118,586
$  1,299,384
Shares issued in reinvestment of
  dividends and distributions......        6,242
68,264
Shares reacquired..................
(57,304)       (627,929)
                                      ----------
------------
Net increase in shares
  outstanding......................       67,524
$    739,719
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold........................      139,593
$  1,480,063
Shares issued in reinvestment of
  dividends........................        9,040
95,296
Shares reacquired..................
(128,116)     (1,354,688)
                                      ----------
------------
Net increase in shares
  outstanding......................       20,517
$    220,671
                                      ----------
------------
                                      ----------
------------

------------------------------------------------
--------------------------------
                                     PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements
(Unaudited)                          CALIFORNIA
INCOME SERIES
------------------------------------------------
--------------------------------

Class Z                                 Shares
Amount
-----------------------------------   ----------
------------
Six months ended February 28, 1998:
Shares sold........................      167,995
$  1,840,426
Shares issued in reinvestment of
  dividends and distributions......        6,914
75,754
Shares reacquired..................
(22,861)       (250,357)
                                      ----------
------------
Net increase in shares
  outstanding......................      152,048
$  1,665,823
                                      ----------
------------
                                      ----------
------------
September 18, 1996(a) through
  August 31, 1997:
Shares sold........................      201,074
$  2,120,569
Shares issued in reinvestment of
  dividends and distributions......        4,829
51,046
Shares reacquired..................
(22,584)       (239,034)
                                      ----------
------------
Net increase in shares
  outstanding......................      183,319
$  1,932,581
                                      ----------
------------
                                      ----------
------------

---------------
(a) Commencement of offering of Class Z shares.
------------------------------------------------
--------------------------------
                                       13

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)
CALIFORNIA INCOME SERIES
------------------------------------------------
--------------------------------

Class A

------------------------------------------------
-----------------------------

Six Months

Ended                            Year Ended
August 31,

February 28,     -------------------------------
-----------------------------

1998           1997         1996         1995
1994         1993

------------     --------     --------     -----
---     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$  10.71       $  10.33     $  10.28     $
10.19     $  10.68     $  10.08

------------     --------     --------     -----
---     --------     --------
Income from investment operations
Net investment income(a)......................
 .32            .60          .63          .65
 .65          .67
Net realized and unrealized gain (loss) on
   investment transactions....................
 .35            .38          .05          .09
(.39)         .65

------------     --------     --------     -----
---     --------     --------
   Total from investment operations...........
 .67            .98          .68          .74
 .26         1.32

------------     --------     --------     -----
---     --------     --------
Less distributions
Dividends from net investment income..........
(.32)          (.60)        (.63)        (.65)
(.65)        (.67)
Distributions in excess of net investment
   income.....................................
(.01)            --(c)        --           --
--           --
Distributions from net realized gains.........
--             --           --           --
(.10)        (.05)

------------     --------     --------     -----
---     --------     --------
   Total distributions........................
 .33           (.60)        (.63)        (.65)
(.75)        (.72)

------------     --------     --------     -----
---     --------     --------
Net asset value, end of period................
$  11.05       $  10.71     $  10.33     $
10.28     $  10.19     $  10.68

------------     --------     --------     -----
---     --------     --------

------------     --------     --------     -----
---     --------     --------
TOTAL RETURN(b):..............................
6.01%          9.72%        6.67%        7.67%
2.55%       13.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$167,450       $156,684     $153,236
$163,538     $183,742     $200,899
Average net assets (000)......................
$161,599       $153,019     $161,420
$165,500     $195,610     $165,895
Ratios to average net assets(a):
   Expenses, including distribution fees......
 .69%(d)        .73%         .50%         .40%
 .35%         .20%
   Expenses, excluding distribution fees......
 .59%(d)        .63%         .40%         .30%
 .25%         .10%
   Net investment income......................
5.50%(d)       5.66%        6.01%        6.49%
6.25%        6.52%
For Class A, B, C and Z shares:
   Portfolio turnover rate....................
4%            16%          22%          39%
46%          34%

---------------
(a) Net of expense subsidy and/or management fee
waiver.
(b) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     14

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)
CALIFORNIA INCOME SERIES
------------------------------------------------
--------------------------------

Class B

------------------------------------------------
----------------

December 7,

Six Months
1993(d)

Ended              Year Ended August 31,
Through

February 28,     -------------------------------
August 31,

1998          1997        1996        1995
1994

------------     -------     -------     -------
-----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$  10.71       $ 10.33     $ 10.28     $ 10.19
$ 10.61

------       -------     -------     -------
-----------
Income from investment operations
Net investment income(a)......................
 .29           .55         .59         .61
 .44
Net realized and unrealized gain (loss) on
   investment transactions....................
 .35           .38         .05         .09
(.42)

------       -------     -------     -------
-----------
   Total from investment operations...........
 .64           .93         .64         .70
 .02

------       -------     -------     -------
-----------
Less distributions
Dividends from net investment income..........
(.29)         (.55)       (.59)       (.61)
(.44)
Distributions in excess of net investment
   income.....................................
(.01)           --(e)       --          --
--

------       -------     -------     -------
-----------
   Total distributions........................
 .30          (.55)       (.59)       (.61)
(.44)

------       -------     -------     -------
-----------
Net asset value, end of period................
$  11.05       $ 10.71     $ 10.33     $ 10.28
$ 10.19

------       -------     -------     -------
-----------

------       -------     -------     -------
-----------
TOTAL RETURN(b):..............................
5.89%         9.28%       6.25%       7.24%
(.14)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$ 56,068       $47,436     $35,983     $28,609
$18,931
Average net assets (000)......................
$ 50,613       $40,983     $32,555     $23,722
$ 6,814
Ratios to average net assets(a):
   Expenses, including distribution fees......
1.09%(c)      1.13%        .90%        .80%
1.11%(c)
   Expenses, excluding distribution fees......
 .59%(c)       .63%        .40%        .30%
 .43%(c)
   Net investment income......................
5.10%(c)      5.26%       5.61%       6.09%
8.15%(c)

---------------
(a) Net of expense subsidy and management fee
waiver.
(b) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class B shares.
(e) Less than $.005 per share.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     15

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)
CALIFORNIA INCOME SERIES
------------------------------------------------
--------------------------------

Class C                                   Class
Z

------------------------------------------------
---------------     ------------

August 1,

Six Months
1994(d)        Six Months

Ended              Year Ended August 31,
Through          Ended

February 28,     -------------------------------
August 31,     February 28,

1998          1997        1996        1995
1994            1998

------------     -------     -------     -------
----------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$10.71        $ 10.33     $ 10.28     $ 10.19
$10.18          $10.71

-----        -------     -------     -------
-----           -----
Income from investment operations
Net investment income(a)......................
 .28            .53         .56         .58
 .05             .33
Net realized and unrealized gain (loss) on
   investment transactions....................
 .35            .38         .05         .09
 .01             .34

-----        -------     -------     -------
-----           -----
   Total from investment operations...........
 .63            .91         .61         .67
 .06             .67

-----        -------     -------     -------
-----           -----
Less distributions
Dividends from net investment income..........
(.28)          (.53)       (.56)       (.58)
(.05)           (.33)
Distributions in excess of net investment
   income.....................................
(.01)            --(f)       --          --
--            (.01)

-----        -------     -------     -------
-----           -----
   Total distributions........................
(.29)          (.53)       (.56)       (.58)
(.05)           (.34)

-----        -------     -------     -------
-----           -----
Net asset value, end of period................
$11.05        $ 10.71     $ 10.33     $ 10.28
$10.19          $11.04

-----        -------     -------     -------
-----           -----

-----        -------     -------     -------
-----           -----
TOTAL RETURN(b):..............................
5.76%          9.01%       5.99%       6.98%
 .47%           6.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$4,468        $ 3,611     $ 3,269     $ 2,762
$1,054          $3,703
Average net assets (000)......................
$3,883        $ 3,135     $ 3,300     $ 1,751
$  353          $2,737
Ratios to average net assets(a):
   Expenses, including distribution fees......
1.34%(c)       1.38%       1.15%       1.05%
1.12%(c)         .59%(c)
   Expenses, excluding distribution fees......
 .59%(c)        .63%        .40%        .30%
 .37%(c)         .59%(c)
   Net investment income......................
4.85%(c)       5.01%       5.36%       5.84%
6.25%(c)        5.60%(c)

September 18,

1996(e)

Through

August 31,

1997

-------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$ 10.38

-----
Income from investment operations
Net investment income(a)......................
 .57
Net realized and unrealized gain (loss) on
   investment transactions....................
 .33

-----
   Total from investment operations...........
 .90

-----
Less distributions
Dividends from net investment income..........
(.57)
Distributions in excess of net investment
   income.....................................
--(f)

-----
   Total distributions........................
(.57)

-----
Net asset value, end of period................
$ 10.71

-----

-----
TOTAL RETURN(b):..............................
8.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$ 1,963
Average net assets (000)......................
$   970
Ratios to average net assets(a):
   Expenses, including distribution fees......
 .63%(c)
   Expenses, excluding distribution fees......
 .63%(c)
   Net investment income......................
5.76%(c)

---------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
(f) Less than $.005 per share.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     16

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

The views expressed in this report and
information about
the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28,
1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

BULK RATE
U.S. POSTAGE
PAID
Permit 6807
New York, NY

744313305
744313404  MF146E2
744313800  Cat#4443517
744313875


(ICON)

Prudential
California
Municipal
Fund

California
Money Market Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential California Municipal Fund
California Money Market Series

Performance At A Glance.
Municipal money market yields fluctuated during the six months ended February 28, 1998 amid changing views about the future pace of U.S. economic growth and the potential for higher inflation. Imbalances in the supply and demand of short-term municipal securities also drove money market yields. By acting quickly to lock in yields when interest rates rose, your Prudential California Municipal
Fund -- California Money Market Series generated a solid return, kept a high credit quality and maintained a stable $1 net asset value.

Fund Facts
As of 2/28/98
                           7-Day       Net Asset
Taxable Equivalent Yield1       Weighted Avg.
Total Net
                        Current Yld.     Value
@31%       @36%      @39.6%       Maturity
Assets (mil.)
CA Money
Market Fund              2.67%            $1
4.27%      4.60%     4.87%         45 Days
$272.2
IBC Financial Data
CA Tax-Exempt
Fund Avg.2               2.73             $1
4.36       4.70      4.98          42 Days
N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results.

1 Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

2 IBC Financial Data reports a seven-day current yield, WAM and
NAV on Mondays. This is the average seven-day current yield,
NAV and WAM of all funds in the International
Business
Communications Financial Data's California tax-exempt money fund category as of March 2, 1998, which was the closest date to our reporting period end. An investment in the Series is neither insured nor guaranteed by the U.S.
government and there can be no assurance the Series will be able to maintain a stable net asset value of $1 per share.

How Investments Compared.
(As of 2/28/98)
(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

Tracking Tax-Free Money Fund Yields.
(GRAPH)

Colleen Meehan, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential California Municipal Fund --
California Money Market
Series seeks to provide the highest current income that is exempt from federal and California state income taxes, preserve capital as well as maintain liquidity and a stable net asset value of $1 per share. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the State of California, its municipalities, local governments and obligations of other qualifying issuers (such as Puerto Rico, Guam and the U.S. Virgin
Islands). There can
be no assurance that the Series will achieve its investment objective.

A Word
About Quality.

Your Fund will typically purchase securities with maturities of one year or less that are rated Aaa, Aa; Notes:
MIG-1, MIG-2,
P-1 or P-2 by Moody's Investors Service, or AAA,
AA; Notes: SP-1,
SP-1+, A-1, A-1+ or A-2 by Standard & Poor's. If not rated, the securities are deemed to be of comparable quality by the Fund's investment adviser. Although there is never a guarantee that the share price will stay at $1, we emphasize a conservative, quality-oriented approach.

Strategy Session.
Fresh Inflation Fears.

Last fall there were fresh concerns about higher
inflation in the
U.S.   We initially thought the Federal Reserve
was going to
increase the federal funds rate (what banks charge each other for overnight loans) in November to slow economic growth and pre-emptively defuse inflationary pressures. So, we kept the
Series' weighted average maturity (WAM) shorter than that of its competition. This positioned us to take advantage of higher yielding securities issued after the change in monetary policy.
The WAM also remained shorter because of the limited selection of
California money market securities available during that time.
As it turned out, the federal funds rate remained unchanged in
November largely due to an Asian economic crisis that shook global financial markets in late October.

With the year rapidly drawing to a close, we lengthened the
WAM in mid-December by purchasing tax-exempt commercial paper maturing in 90 days. Yields usually rise near the end of the year as portfolio managers sell securities to provide investors with cash for use during the holiday season.
Yields typically
reverse course and fall as the new year begins.
This seasonal
decline was exaggerated because many investors pushed yields sharply lower awaiting a federal funds rate cut.
They believed
the Asian financial crisis would slow U.S.
economic growth enough
that it would prompt the Federal Reserve into cutting short-term interest rates to spur the economy forward. We did not agree.
The strength of the economy was such that Federal Reserve
Chairman Alan Greenspan dashed hopes for a federal funds rate cut during a speech in late February. We moved quickly to lock in higher yields by purchasing securities maturing in a year.

What Went Well.
Foiling The "January Effect."

Investors rushed in January to invest money from bond interest payments and bond redemptions, forcing tax-exempt money market securities' prices higher (and yields lower).
This seasonal drop
in yields, known as the "January Effect," stretched into February as many investors thought a federal funds rate cut was imminent.
The Bond Buyer One-Year Note Index, a widely watched barometer of short-term yields, slid from 3.78% in late
December to 3.51%
by mid-February. Of course, we were really glad we locked in higher yields in December because they provided your Series with a bridge over the dramatic decline in yields during the new year.

And Not So Well.
A Dearth of Supply.

Demand for short-term California bonds remains strong because investors seek to shelter income from high state and local income taxes. Even during December when portfolio managers sold securities to provide investors with cash, competition was fierce for attractively priced, short-term
California notes.
As a result, we could not purchase enough higher yielding securities to significantly extend the WAM, which would have improved the Series' performance even more. Our preference for the highest quality securities further limited our choices.

Looking Ahead.
Subdued inflation persisted in the U.S. even though the economy created more than 600,000 new jobs in the first two months of the year. We believe that inflation will likely stay in check as Asian countries flood our markets with cheaply priced imports while they purchase fewer exports from the U.S. Given this scenario, we expect the Federal Reserve to leave monetary policy unchanged in the coming months. In the meantime, we are keeping the WAM more in line with its competition to be ready to take advantage of the rise in yields that usually occurs in April as portfolio managers sell securities to provide investors with cash to pay income taxes. Purchasing these securities would extend the WAM.

Weighted Average Maturity Compared
To The Average Fund
(GRAPH)

President's Letter
April 3, 1998

Investing Smart.
Dear Shareholder:

This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets?
Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates &
Exclusions. Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-
free distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--   New Education IRAs. Similar to a
traditional IRA, but
specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

--   Expanded IRAs. Rules governing traditional
IRAs have
been extensively revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you! That's why
I recommend you call your Prudential Financial
Professional
and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of February 28, 1998
PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)
CALIFORNIA
MONEY MARKET SERIES
------------------------------------------------
--------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Abag Fin. Auth., Harken School Foundation, Ser.
98, F.R.W.D.        NR            3.10%
3/04/98   $  4,000     $  4,000,000
Anaheim Hsg. Auth., Monterey Apts., Ser. 97B,
F.R.W.D., A.M.T.      A-1+(d)       3.40
3/05/98      4,545        4,545,000
California Dept. Wtr. Res., Wtr. Rev. Cert.
Part. Notes, Ser.
   I, T.E.C.P.
P-1           3.30        3/27/98      3,000
3,000,000
California Hsg. Fin. Agcy. Rev.,
   Home Mtg. Rev., Ser. 98E, A.N.N.O.T.
VMIG1         3.55        3/12/99     10,000
10,000,000
   Multi-Unit Rental Rev. Bds. Ser. 92-IIA,
M.B.I.A.                Aaa           3.50
5/01/98      2,000        2,000,000
California Poll. Ctrl. Fin. Auth. Rev.,
   Arco Proj., Ser. 94A, F.R.D.D.
VMIG1         3.70        3/02/98      9,300
9,300,000
   Browning Ferris Inds., Ser. 97A, F.R.W.D.
P-1           3.55        3/04/98     10,000
10,000,000
   Burrtec Waste Ind., Ser. 97B, F.R.W.D.,
A.M.T.                   NR            3.20
3/04/98      2,000        2,000,000
   Chevron U.S.A. Inc. Proj., Ser. 84,
A.N.N.O.T.                   Aa2           4.00
5/15/98      5,155        5,155,000
   Delano Proj., Ser. 91, F.R.D.D., A.M.T.
P-1           3.65        3/02/98        400
400,000
   Dow Chemical Co., Ser. 85, T.E.C.P.
P-1           3.30        3/12/98      2,400
2,400,000
   Pacific Gas & Elec., Ser. 96A, F.R.W.D.,
A.M.T.                  A-1+(d)       3.20
3/04/98     13,000       13,000,000
   Pacific Gas & Elec., Ser. 96E, T.E.C.P.
A-1+(d)       3.70        3/13/98      5,900
5,900,000
   So. Cal. Ed., Ser. 86C, F.R.D.D.
P-1           3.90        3/02/98        400
400,000
   U.S. Borax Inc. Proj., Ser. 95A, F.R.W.D.
Aa2           3.40        3/05/98      5,100
5,100,000
California Statewide Cmntys. Dev. Auth.,
   Chevron Proj., Ser. 94, F.R.D.D.
P-1           3.65        3/02/98      1,200
1,200,000
   Kimberly Woods Apts., Ser. 95B, F.R.W.D.,
F.N.M.A.               A-1+(d)       3.15
3/04/98      2,000        2,000,000
Camarillo Multi-family Hsg. Rev., Hacienda De
Camarillo Proj.,
   Ser. 96, F.R.W.D., A.M.T.
A-1+(d)       3.25        3/05/98      3,000
3,000,000
Chula Vista Ind. Dev. Auth., San Diego Gas &
Electric, Ser.
   92C, T.E.C.P., A.M.T.
VMIG1         3.60        4/09/98      3,000
3,000,000
City of Fowler Ind. Dev. Auth., Bee Sweet
Citrus, Ser. 95,
   F.R.W.D., A.M.T.
Aa2           3.50        3/05/98      1,800
1,800,000
Contra Costa Cnty., Ser. 97-98, T.R.A.N.
MIG1          4.50        7/01/98      5,000
5,010,780
Freemont Cnty., Family Resources Center, Ser.
98, F.R.W.D.          A-1+(d)       2.95
3/05/98      1,500        1,500,000
Fresno Multi-family Hsg. Rev.,
   Heron Pointe Apartment Proj., F.R.W.D.
VMIG1         3.15        3/04/98      4,900
4,900,000
   Sunrise Of Fresno Proj., Ser. 96A, F.R.W.D.,
A.M.T.              A-1+(d)       3.61
3/05/98      5,500        5,500,000
Kern Cnty. Superintendent Of Schs., Ser. 96A,
F.R.W.D.
   (cost $10,000,000; purchased 12/19/96)
A-1+(d)       3.40        3/05/98     10,000 (f)
10,000,000
Lassen Muni. Util. Dist. Rev., Refunding Rev.,
Ser. 96A,
   F.R.W.D., F.S.A., A.M.T.
VMIG1         3.35        3/05/98      6,600
6,600,000
Long Beach Harbor, Cop Eagle Trust A, Ser.
980501, F.R.W.D.S.
   (cost $6,500,000; purchased 2/17/98)
A-1+(d)       3.31        3/05/98      6,500 (f)
6,500,000
Los Angeles Cnty., Tax Rev. Cert. Part. Notes,
Ser. A,
   T.E.C.P.
P-1           3.70        3/13/98      7,900
7,900,000

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of February 28, 1997
PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)
CALIFORNIA
MONEY MARKET SERIES
------------------------------------------------
--------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Los Angeles Comm. Coll. Dist., T.R.A.N.
SP-1+(d)      4.50%       7/02/98   $  8,000
$  8,015,544
Los Angeles Dept. Wtr. & Pwr., T.E.C.P.
P-1           3.45        7/09/98      6,000
6,000,000
Los Angeles Hsg. Auth., Multi-family Rev.,
Lanewood Apts.
   Proj., Ser. 85, F.R.W.D.S.
VMIG1         3.20        3/04/98      7,800
7,800,000
Met. Wtr. Dist. So. Cal., Waterworks Rev.,
F.R.W.D.S.
   (cost $4,495,000; purchased 1/14/98)
A-1+(d)       3.36        3/05/98      4,495 (f)
4,495,000
Palmdale Cmnty. Redev. Agcy., Manzanita Villa
Apts. Proj.,
   Ser. 93A, F.R.W.D.
VMIG1         3.15        3/05/98      4,800
4,800,000
Plumas Cnty., Ser. 97-98, T.R.A.N.
SP-1+(d)      4.50       12/03/98      2,400
2,412,802
Puerto Rico Aqueduct & Swr. Auth. Rev., Ser. A
Baa1          7.875       7/01/98      4,000 (c)
4,131,693
Riverside Cnty. Hsg. Auth., McKinely Hills Apt.
Proj., Ser.
   85R, F.R.W.D.
A-1+(d)       3.15        3/05/98     11,000
11,000,000
Riverside Cnty., Teeter, Ser. B, T.E.C.P.
P-1           3.75        4/09/98      3,300
3,300,000
Sacramento Cnty. Hsg. Auth., Multi-family Rev.,
Chesapeake
   Apts.,
   Ser. A, F.R.W.D.
A-1+(d)       3.25        3/05/98      5,000
5,000,000
Sacramento Muni. Util. Dist., Ser. I, T.E.C.P.
P-1           3.35        5/13/98      5,000
5,000,000
Salinas Multi-family Hsg. Rev., Brentwood Garden
Apts., Ser.
   97A, F.R.W.D.
A-1+(d)       3.10        3/05/98      7,480
7,480,000
San Bernardino Cnty. Redev. Agcy., Silverwood
Apt. Proj., Ser.
   86, F.R.W.D.
A-1+(d)       3.25        3/05/98      7,000
7,000,000
San Francisco Airport,
   Ser. 97A, T.E.C.P.
P-1           3.70        3/31/98      5,000
5,000,000
   Ser. 97A, T.E.C.P.
P-1           3.50        5/19/98      3,055
3,055,000
   Ser. 97B, T.E.C.P.
P-1           2.95        3/05/98      5,735
5,735,000
   Ser. 97B, T.E.C.P.
P-1           3.65        3/26/98      5,070
5,070,000
San Francisco Multi-family Hsg. Rev., City
Heights Apts., Ser.
   97A, F.R.W.D.
A-1+(d)       3.15        3/04/98      4,000
4,000,000
San Jose Multi-family Hsg. Rev., Siena At
Renaissance Square,
   Ser. 96B, F.R.W.D.
VMIG1         3.20        3/04/98      5,000
5,000,000
San Luis Obispo Cnty., Ser. 97-98, T.R.A.N.
MIG1          4.50        7/08/98      8,000
8,017,124
San Marcos Ind. Dev. Auth. Rev., Village Square
Proj., Ser.
   92, F.R.W.D.
P-1           3.50        3/05/98      3,300
3,300,000
University of California Regents,
   Ser. A, T.E.C.P.
P-1           3.40        4/07/98      3,000
3,000,000
   Ser. A, T.E.C.P.
P-1           3.70        4/07/98      5,000
5,000,000
   Multiple Purpose Proj., Ser. C, A.M.B.A.C.
Aaa          10.00        9/01/98      3,000
3,092,000

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of February 28, 1997
PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)
CALIFORNIA
MONEY MARKET SERIES
------------------------------------------------
--------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Westminster Redev. Agcy., Westminster Commercial
Proj. Pound1,
   Ser. 97, F.R.W.D., A.M.B.A.C.
A-1+(d)       3.20%       3/05/98   $  8,000
$  8,000,000

------------
Total Investments--99.5%
(cost $270,814,943(e))
270,814,943
Other assets in excess of liabilities--0.5%
1,404,599

------------
Net Assets--100%
$272,219,542

------------

------------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond
Assurance Corporation.
     A.M.T.--Alternative Minimum Tax.
     A.N.N.O.T.--Annual Optional Tender.
     F.N.M.A.--Federal National Mortgage
Association.
     F.R.D.D.--Floating Rate (Daily) Demand Note
(b).
     F.R.W.D.--Floating Rate (Weekly) Demand
Note (b).
     F.R.W.D.S.--Floating Rate (Weekly) Demand
Synthetic Note (b).
     F.S.A.--Financial Security Assurance.
     M.B.I.A.--Municipal Bond Insurance
Association.
     T.E.C.P.--Tax-Exempt Commercial Paper.
     T.R.A.N.--Tax & Revenue Anticipation Note.
(b) For purposes of amortized cost valuation,
the maturity date of Floating Rate
    Demand Notes is considered to be the later
of the next date on which the
    security can be redeemed at par, or the next
date on which the rate of
    interest is adjusted.
(c) Prerefunded issues are secured by escrowed
cash and/or direct U.S.
    guaranteed obligations.
(d) Standard & Poor's Rating.
(e) The cost of securities for federal income
tax purposes is substantially the
    same as for financial reporting purposes.
(f) Indicates a restricted security; the cost of
such securities is $20,995,000.
    The value ($20,995,000) is approximately
7.7% of net assets.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities (Unaudited)
CALIFORNIA
MONEY MARKET SERIES
------------------------------------------------
--------------------------------

Assets
February 28, 1998
Investments, at amortized cost which
approximates market
value...........................................
$   270,814,943
Cash............................................
 ................................................
 .........               46,836
Receivable for Series shares
sold............................................
 ............................
3,798,413
Interest
receivable......................................
 ................................................
1,761,718
Other
assets..........................................
 ................................................
 ...                5,396

-----------------
   Total
assets..........................................
 ................................................
276,427,306

-----------------
Liabilities
Payable for Series shares
reacquired......................................
 ...............................
3,969,245
Management fee
payable.........................................
 ..........................................
103,611
Dividends
payable.........................................
 ...............................................
63,115
Accrued
expenses........................................
 ................................................
 .               51,486
Distribution fee
payable.........................................
 ........................................
12,992
Deferred trustee's
fees............................................
 ......................................
7,315

-----------------
   Total
liabilities.....................................
 ................................................
4,207,764

-----------------
Net
Assets..........................................
 ................................................
 .....      $   272,219,542

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value...........................................
 ...........      $     2,722,195
   Paid-in capital in excess of
par.............................................
 .........................          269,497,347

-----------------
Net assets, February 28,
1998............................................
 ................................      $
272,219,542

-----------------

-----------------
Net asset value, offering price and redemption
price per share
   ($272,219,542 / 272,219,542 shares of
beneficial interest issued and outstanding;
unlimited number of
   shares
authorized).....................................
 ...............................................
$1.00

-----------------

-----------------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
CALIFORNIA MONEY MARKET SERIES
CALIFORNIA
MONEY MARKET SERIES
Statement of Operations (Unaudited)
Statement of
Changes in Net Assets (Unaudited)
------------------------------------------------
------------
------------------------------------------------
------------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest and discount earned..............
$ 4,897,276

-----------------
Expenses
   Management fee............................
684,071
   Distribution fee..........................
171,018
   Transfer agent's fees and expenses........
49,000
   Custodian's fees and expenses.............
34,000
   Reports to shareholders...................
28,000
   Registration fees.........................
10,000
   Audit fee.................................
6,500
   Legal fees and expenses...................
4,000
   Trustees' fees and expenses...............
4,000
   Insurance expense.........................
3,000
   Miscellaneous.............................
2,161

-----------------
      Total expenses.........................
995,750
   Less: Custodian fee credit................
(2,518)

-----------------
      Net expenses...........................
993,232

-----------------
Net investment income........................
3,904,044

-----------------
Net Increase in Net Assets
Resulting from Operations....................
$ 3,904,044

-----------------

-----------------

                                   Six Months
                                      Ended
Year Ended
Increase (Decrease)               February 28,
August 31,
in Net Assets                         1998
1997
Operations
   Net investment income......    $   3,904,044
$     7,780,086
   Net realized gain on
      investment
      transactions............               --
6,865
                                ----------------
-    ---------------
   Net increase in net assets
      resulting from
      operations..............        3,904,044
7,786,951
                                ----------------
-    ---------------
Dividends and distributions
   (Note 1)...................       (3,904,044)
(7,786,951)
                                ----------------
-    ---------------
Series share transactions (at
   $1 per share)
   Net proceeds from shares
      sold....................      595,671,088
1,770,959,716
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions...........        3,851,263
7,448,192
   Cost of shares
      reacquired..............     (612,583,212)
(1,742,960,108)
                                ----------------
-    ---------------
   Net increase (decrease) in
      net assets from Series
      share transactions......      (13,060,861)
35,447,800
                                ----------------
-    ---------------
Total increase (decrease).....      (13,060,861)
35,447,800
Net Assets
Beginning of period...........      285,280,403
249,832,603
                                ----------------
-    ---------------
End of period.................    $ 272,219,542
$   285,280,403
                                ----------------
-    ---------------
                                ----------------
-    ---------------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements (Unaudited)
CALIFORNIA
MONEY MARKET SERIES
------------------------------------------------
--------------------------------
Prudential California Municipal Fund (the
'Fund') is registered under the
Investment Company Act of 1940, as an open-end
investment company. The Fund was
organized as a Massachusetts business trust on
May 18, 1984 and consists of
three series. The monies of each series are
invested in separate, independently
managed portfolios. The California Money Market
Series (the 'Series') commenced
investment operations on March 3, 1989. The
Series is diversified and seeks to
achieve its investment objective of obtaining
the maximum amount of income
exempt from California state and federal income
taxes with the minimum risk by
investing in 'investment grade' tax-exempt
securities having a maturity of
thirteen months or less and whose ratings are
within the two highest ratings
categories by a nationally recognized
statistical rating organization or, if not
rated, are of comparable quality. The ability of
the issuers of the securities
held by the Series to meet their obligations may
be affected by economic
developments in a specific state, industry or
region.
------------------------------------------------
------------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: Portfolio securities of
the Series are valued at
amortized cost, which approximates market value.
The amortized cost method of
valuation involves valuing a security at its
cost on the date of purchase and
thereafter assuming a constant amortization to
maturity of any discount or
premium.
All securities are valued as of 4:30 p.m., New
York time.
The Series may hold up to 10% of its net assets
in illiquid securities including
those which are restricted as to disposition
under securities law ('restricted
securities'). Restricted securities held by the
Series at February 28, 1998 do
not include rights with regard to registration.
Restricted securities are valued
pursuant to the valuation procedures noted
above.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of investments
are calculated on the identified cost basis.
Interest income is recorded on the
accrual basis. Expenses are recorded on the
accrual basis which may require the
use of certain estimates by management.
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series to
continue to meet the requirements of the
Internal Revenue Code applicable to
regulated investment companies and to continue
to distribute all of its net
income to shareholders. For this reason, no
federal income tax provision is
required.
Dividends: The Series declares daily dividends
from net investment income.
Payment of dividends is made monthly.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ
from generally accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement
with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
------------------------------------------------
------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement PIFM
has responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, the compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily
and payable monthly, at an annual
rate of .50 of 1% of the average daily net
assets of the Series.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Fund. The Series reimbursed PSI
for distributing and servicing the Series'
shares pursuant to the plan of
distribution at an annual rate of .125 of 1% of
the Series' average daily net
assets. The distribution fee is accrued daily
and payable monthly.
PSI, PIC, and PIFM are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
------------------------------------------------
------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended February 28,
1998, the Series incurred fees of approximately
$41,800 for the services of
PMFS. As of February 28, 1998, approximately
$6,900 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations include
certain out-of-pocket expenses paid to non-
affiliates.
------------------------------------------------
--------------------------------
                                       8

PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)
CALIFORNIA
MONEY MARKET SERIES
------------------------------------------------
--------------------------------

Six Months

Ended                      Year Ended August 31,

February 28,     -------------------------------
----------------

1998           1997         1996         1995
1994

------------     --------     --------     -----
---     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................      $   1.00
$   1.00     $   1.00     $   1.00     $   1.00
Net investment income and net realized
gains/losses..........           .01
 .03          .03          .02(b)       .02
Dividends and
distributions..................................
(.01)          (.03)        (.03)        (.03)
(.02)
Capital contribution by
affiliate............................
--             --           --          .01
--

------------     --------     --------     -----
---     --------
Net asset value, end of
period...............................      $
1.00       $   1.00     $   1.00     $   1.00
$   1.00

------------     --------     --------     -----
---     --------

------------     --------     --------     -----
---     --------
TOTAL
RETURN(a):......................................
 .......          1.42%          2.85%
2.88%        3.01%(b)     1.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................
$272,220       $285,280     $249,833
$229,380     $300,676
Average net assets
(000).....................................
$275,896       $277,720     $256,175
$243,130     $326,429
Ratios to average net assets:
   Expenses, including distribution
fee......................           .73%(c)
 .73%         .74%         .78%         .73%
   Expenses, excluding distribution
fee......................           .60%(c)
 .61%         .62%         .65%         .61%
   Net investment
income.....................................
2.85%(c)       2.80%        2.83%        2.93%
1.91%


1993

--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................  $   1.00
Net investment income and net realized
gains/losses..........       .02
Dividends and
distributions..................................
(.02)
Capital contribution by
affiliate............................        --

--------
Net asset value, end of
period...............................  $   1.00

--------

--------
TOTAL
RETURN(a):......................................
 .......      1.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................  $314,925
Average net assets
(000).....................................
$319,464
Ratios to average net assets:
   Expenses, including distribution
fee......................       .76%
   Expenses, excluding distribution
fee......................       .63%
   Net investment
income.....................................
1.83%

---------------
(a) Total return includes reinvestment of
dividends and distributions. Total
returns for periods of less than a full year are
not annualized.
(b) Includes $.01 of net realized loss on
investment transactions that were
offset by a capital contribution by affiliate.
   Without the effect of the capital
contribution, the Series' total return
would have been 1.88%.
(c) Annualized.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     9

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

The views expressed in this report and
information about
the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28,
1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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